Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Net Income (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share	The following table sets forth the basic and diluted net income (loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:
	For the Six Months Ended June 30,
	2022	2023
Numerator:
Net income (loss) from continuing operations attributable to SunCar Technology’s ordinary shareholders	$3,155	$(3,379)
Net loss from discontinued operations attributable to SunCar Technology’s ordinary shareholders	(1,030)	-
Numerator for basic and diluted net income (loss) per share calculation	$2,125	$(3,379)

Denominator:
Weighted average number of ordinary shares	80,000,000	81,374,609

Net income (loss) from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.04	$(0.04)

Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.01)	$0.00

Net income (loss) attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.03	$(0.04)